Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2021
Registrant Name	THE GROWTH FUND OF AMERICA
Entity Central Index Key	0000044201
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 01, 2021
Document Effective Date	Nov. 01, 2021
Prospectus Date	Nov. 01, 2021
GROWTH FUND OF AMERICA | Class A
Prospectus:
Trading Symbol	AGTHX
GROWTH FUND OF AMERICA | Class R-1
Prospectus:
Trading Symbol	RGAAX
GROWTH FUND OF AMERICA | Class R-2
Prospectus:
Trading Symbol	RGABX
GROWTH FUND OF AMERICA | Class R-3
Prospectus:
Trading Symbol	RGACX
GROWTH FUND OF AMERICA | Class R-4
Prospectus:
Trading Symbol	RGAEX
GROWTH FUND OF AMERICA | Class R-5
Prospectus:
Trading Symbol	RGAFX
GROWTH FUND OF AMERICA | Class C
Prospectus:
Trading Symbol	GFACX
GROWTH FUND OF AMERICA | Class F-1
Prospectus:
Trading Symbol	GFAFX
GROWTH FUND OF AMERICA | Class 529-A
Prospectus:
Trading Symbol	CGFAX
GROWTH FUND OF AMERICA | Class 529-C
Prospectus:
Trading Symbol	CGFCX
GROWTH FUND OF AMERICA | Class 529-E
Prospectus:
Trading Symbol	CGFEX
GROWTH FUND OF AMERICA | Class 529-F-1
Prospectus:
Trading Symbol	CGFFX
GROWTH FUND OF AMERICA | Class F-2
Prospectus:
Trading Symbol	GFFFX
GROWTH FUND OF AMERICA | Class R-6
Prospectus:
Trading Symbol	RGAGX
GROWTH FUND OF AMERICA | Class R-2E
Prospectus:
Trading Symbol	RGEBX
GROWTH FUND OF AMERICA | Class R-5E
Prospectus:
Trading Symbol	RGAHX
GROWTH FUND OF AMERICA | Class F-3
Prospectus:
Trading Symbol	GAFFX
GROWTH FUND OF AMERICA | Class 529-T
Prospectus:
Trading Symbol	TAFFX
GROWTH FUND OF AMERICA | Class T
Prospectus:
Trading Symbol	TFGAX
GROWTH FUND OF AMERICA | Class 529-F-2
Prospectus:
Trading Symbol	FAFGX
GROWTH FUND OF AMERICA | Class 529-F-3
Prospectus:
Trading Symbol	FFAFX